Long-Term Debt (Tables)	12 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	The following table summarizes the contractual maturities of our Series A Notes by fiscal year:

($000)
2015	1,500
2016	1,500
2017	1,500
2018	1,500
Thereafter	49,000
Total long-term debt	55,000